Marketable Securities: (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 318,442	$ 723,449
Dispositions, at cost	0	(12,500)
Realized loss	0	4,039
Unrealized gain (loss)	54,973	(396,546)
Fair value at balance sheet date	$ 373,415	$ 318,442